INCOME TAXES	6 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

14.	INCOME TAXES

Cayman Islands (“Cayman”)

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands Taxation (“BVI”)

Jiangshan Holding Limited is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Jiangshan Holding Limited is not subject to income tax.

Hong Kong (“HK”)

Hong Kong Changfeng Holding Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%.

The People’s Republic of China

Under the PRC Enterprise Income Tax Law, the statutory income tax rate is 25%, and the enterprise income tax rate will be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTEs”). Julong Online first obtained a HNTE certificate in 2019 and was entitled to enjoy the preferential tax rate of 15% after 2019.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Current tax expense	1,646,015	2,107,365
Deferred tax expense	(56,182)	(62,182)
Total	1,589,833	2,045,183

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	As of September 30,2024	As of March 31,2025
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	3,644	3,752
Operating lease liabilities	6,668	7,909
Allowance for receivables	565,519	626,460

Total deferred tax assets	575,831	638,121
Less: valuation allowance	(3,644)	(3,752)

Total deferred tax assets, net	572,187	634,369

Total deferred tax liabilities	-	-

Deferred tax assets, net	572,187	634,369

The roll forward of valuation allowances of deferred tax assets:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Balance as of beginning of year	-	3,644
Addition of valuation allowance	3,644	108
Balance as of end of year	3,644	3,752

Following is a reconciliation of income tax expense at the effective rate from income tax at the statutory rate:

	Six Months Ended March 3l,
	2024	2025
	RMB	RMB
Income before income taxes	10,483,041	13,627,541
Income tax expense computed at statutory income tax rate	2,620,760	3,406,885
Tax effect of preferential tax rate	(1,048,304)	(1,362,754)
Permanent differences	15,191	989
Effect of income tax rate difference in other jurisdictions	(1,458)	(44)
Change in valuation allowance	3,644	107
Total	1,589,833	2,045,183

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets. Valuation allowances are established for deferred tax assets based on a more likely than not threshold.